Related party transactions	6 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
Related party transactions

Note 12. Related party transactions

The relationship and the nature of related party transactions are summarized as follow:

Name	Relationship with the Company	Nature of transactions
Xiamen Xiqi Network Technology Co., Ltd (“Xiqi”)	The shareholder owns 34% of the Company and also owns 35.4% of Xiqi	Providing working capital and payment of expenses for the Company

As of March 31, 2026 and September 30, 2025, the Company does not have any related party balance.

For the six months ended March 31, 2026, the Company did not have any related party transaction. For the six months ended March 31, 2025, the Company’s related parties provided working capital to support the Company’s operations when needed. The borrowings were unsecured, due on demand, and interest free. The following table summarizes borrowing transactions with the Company’s related parties:

	Repayment	Borrowing
Name of related parties	Amount	Amount
Xiqi	$1,191,185	$967,649